Stock-Based Compensation (Summary Of Darden Stock Unit Activity) (Details) - 12 months ended May. 31, 2015 - Darden stock units - $ / shares shares in Thousands	Total
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding beginning of period (shares)	2,140
Units granted (shares)	430
Units vested (shares)	(440)
Units canceled (shares)	(760)
Outstanding end of period (shares)	1,370
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 49.55
Units granted, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	45.54
Units vested, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	48.51
Units canceled, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	46.31
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 65.54